Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,108	$ 1,012	$ 979	$ 1,010
Provision for credit losses
Originations	67	67	221	195
Maturities	(78)	(71)	(246)	(257)
Changes in risk, parameters and exposures	144	38	520	163
Write-offs	(101)	(82)	(337)	(145)
Recoveries	12	25	32	52
Exchange rate and other	(37)	(5)	(54)	(34)
Balance at end of period	1,115	984	1,115	984
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	293	254	274	251
Provision for credit losses
Transfers to Stage 1	35	23	113	148
Transfers to Stage 2	(8)	(14)	(25)	(60)
Transfers to Stage 3	(2)		(5)	(1)
Originations	55	56	182	167
Maturities	(39)	(34)	(128)	(112)
Changes in risk, parameters and exposures	(51)	(15)	(130)	(123)
Exchange rate and other	(3)	2	(1)	2
Balance at end of period	280	272	280	272
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	358	295	340	352
Provision for credit losses
Transfers to Stage 1	(34)	(23)	(103)	(148)
Transfers to Stage 2	9	19	28	68
Transfers to Stage 3	(15)	(9)	(48)	(28)
Originations	12	11	39	28
Maturities	(39)	(37)	(118)	(145)
Changes in risk, parameters and exposures	86	68	235	199
Exchange rate and other	(2)	2	2
Balance at end of period	375	326	375	326
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	457	463	365	407
Provision for credit losses
Transfers to Stage 1	(1)		(10)
Transfers to Stage 2	(1)	(5)	(3)	(8)
Transfers to Stage 3	17	9	53	29
Changes in risk, parameters and exposures	109	(15)	415	87
Write-offs	(101)	(82)	(337)	(145)
Recoveries	12	25	32	52
Exchange rate and other	(32)	(9)	(55)	(36)
Balance at end of period	$ 460	$ 386	$ 460	$ 386